OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
Schedule of financial liabilities

Current	12.31.2017	12.31.2016
	ThCh$	ThCh$
Bank loans	31,470,003	20,609,887
Bonds payable	20,156,295	26,729,828
Deposits in guarantee	13,849,504	13,446,077
Derivative contract obligations (see note 20)	445,278	1,229,354
Leasing agreements	2,060,325	2,785,424

Total	67,981,405	64,800,570

Non-current	12.31.2017	12.31.2016
	ThCh$	ThCh$
Bank loans	13,057,542	17,736,697
Bonds payable	648,228,554	685,684,184
Leasing agreements	14,481,105	18,149,706

Total	675,767,201	721,570,587

Schedule of the fair value of financial assets and liabilities

Current	Book Value 12.31.2017	Fair Value 12.31.2017	Book Value 12.31.2016	Fair Value 12.31.2016
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalents (3)	136,242,116	136,242,116	141,263,880	141,263,880
Other financial assets (3)	14,138,161	14,138,161	60,152.627	60,152,627
Trade and other accounts receivable (3)	191,284,680	191,284,680	190,524,354	190,524,354
Accounts receivable from related companies (3)	5,370,232	5,370,232	5,788,683	5,788,683
Bank loans (1)	31,470,003	31,006,898	20,609,887	20,932,073
Bonds payable (2)	20,156,295	22,484,452	26,729,828	29,338,170
Deposits in guarantee (3)	13,849,504	13,849,504	13,446,077	13,446,077
Derivative contract obligations (see note 20)	445,278	445,278	1,229,354	1,229,354
Leasing agreements (3)	2,060,325	2,060,325	2,785,424	2,785,424
Trade and other accounts payable (3)	257,519,477	257,519,477	242,836,356	242,836,356
Accounts payable from related companies (3)	33,961,437	33,961,437	44,120,335	44,120,335

Non-current	12.31.2017	12.31.2017	12.31.2016	12.31.2016
	ThCh$	ThCh$	ThCh$	ThCh$
Other financial assets (3)	74,259,085	75,259,085	80,180,880	80,180,880
Trade and other accounts receivable(3)	2,395,851	2,395,851	3,527,732	3,527,732
Accounts receivable from related companies (3)	156,492	156,492	147,682	147,682
Bank loans (1)	13,057,542	11,588,575	17,736,697	14,365,502
Bonds payable (2)	648,228,554	722,044,324	685,684,184	752,078,561
Leasing agreements (3)	14,481,105	14,481,105	18,149,706	18,149,706

(1)	The fair values are based on discounted cash flows using market-based discount rates as of year-end and are Level 2 fair value measurements.
(2)	The fair value of corporate bonds is classified as Level 1 fair value measurements based on quoted prices for the Company’s obligations.
(3)	The fair value approximates book value considering the nature and term of the obligations.

Bank obligations, current

										Maturity		Total
Indebted Entity			Creditor Entity				Type	Effective	Nominal	Up to	90 days	at	at
Tax ID,	Name	Country	Tax ID,	Name	Country	Currency	Amortization	Rate	Rate	90 days	To 1 year	12.31.2017	12.31.2016
										ThCh$	ThCh$	ThCh$	ThCh$
91.144.000-8	Embotelladora Andina S.A.	Chile	97032000-8	Banco Bilbao Viscaya Argentaria,	Chile	Chilean pesos	Monthly	3,64%	3,64%	—	300,000	300,000	—
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	Unidad de fomento	Semiannually	2,13%	2,13%	—	709,794	709,794	655,752
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco de la Nación Argentina	Argentina	Argentine pesos	Monthly	20,00%	20,00%	75,863	9,889,270	9,965,133	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Bs. As.	Argentina	Argentine pesos	Quarterly	15.25%	15.25%	—	—	—	340
Foreign	Andina Empaques Argentina S.A.	Argentina	Foreign	Banco Galicia y Bs. As.	Argentina	Argentine pesos	Monthly	20,00%	20,00%	55,994	3,296,423	3,352,417	335,722
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco de la Nación Argentina	Argentina	Argentine pesos	Monthly	15,25%	15,25%	—	—	—	39,942
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	BBBVA Banco Frances	Argentina	Argentine pesos	Monthly	15,25%	15,25%	—	—	—	34,861
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Dollars	Monthly	2.992%	2.992%	—	—	—	12,017,942
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	7,48%	7,48%	11,688	286,768	298,456	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	6,63%	6,63%	592,682	766,789	1,359,471	954,556
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	7,15%	7,15%	278,803	1,332,944	1,611,747	2,839,713
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Semiannually	4,50%	4,50%	1,905,762	635,254	2,541,016	3,731,059
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Semiannually	6,24%	6,24%	—	11,331,969	11,331,969	—

Total												31,470,003	20,609,887

Bank obligations, non-current

										Maturity
Indebted Entity			Creditor Entity										More 4 years
							Type	Effective	Nominal	1 year up to	More 2 years	More 3 years	Up to 5	More 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	years	Years	12.31.2017
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

96.705.990-0	Envases Central S.A.	Chile	97.080.000-K	Bice	Chile	Unidad de fomento	Semiannually	2,1%	2,1%	2,092,245	—	—	—	—	2,092,245
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Alfa	Brazil	Brazilian real	Monthly	7,48%	7,5%	125,461	125,461	125,461	627,305	—	1,003,688
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Itaú	Brazil	Brazilian real	Monthly	6,6%	6,6%	504,700	197,779	44,639	128,887	—	876,005
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Santander	Brazil	Brazilian real	Monthly	7,2%	7,2%	1,593,608	1,202,096	663,779	2,449,851	—	5,909,334
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	4,5%	4,5%	3,176,270	—	—	—	—	3,176,270

Total															13,057,542

										Maturity
											More than 2	More than 3	More than 4	More
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	years	years	years	than 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2016
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	6.63%	6.63%	1,485,327	547,219	431,726	—	—	2,464,272
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	7.15%	7.15%	1,985,981	3,042,278	2,832,515	158,490	—	8,019,264
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	4.50%	4.50%	4,213,075	2,106,537	—	—	—	6,319,612
96.705.990-0	Envases Central S.A.	Chile	97.080.000-K	Banco Bice	Chile	Unidad de fomento	Semiannually	3.43%	3.43%	933,549	—	—	—	—	933,549

Total															17,736,697

Bonds payable

	Current		Non-current		Total
	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Composition of bonds payable
Bonds (face value)	20,547,117	27,112,986	651,459,940	690,150,930	672,007,057	717,263,916
Expenses of bond issuance and discounts on placement	(390,822)	(383,158)	(3,231,386)	(4,466,746)	(3,622,208)	(4,849,904)

Net balance presented in statement of financial position	20,156,295	26,729,828	648,228,554	685,684,184	668,384,849	712,414,012

Summary of changes in liabilities arising from financing activities (Bonds Payable)

	Total	Cash Flows				Total
	01.01.2017	Interest Payment	Capital Payment	Accrued interest	Foreign exchange movement	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bonds payable	712,414,012	(32,459,909)	(18,286,457)	42,178,816	(35,461,613)	668,384,849

Total liabilities from financing activities	712,414,012	(32,459,909)	(18,286,457)	42,178,816	(35,461,613)	668,384,849

Current and noncurrent balances

							Date
		Face	Unit of	Interest	final	Interest	Amortization of
Bonds, current portion	Series	amount	Adjustment	rate	Maturity	Payment	capital	12.31.2017	12.31.2016
								ThCh$	ThCh$
CMF Registration N°640 CMF 08.23.2010	A	—	UF	3.0%	08.15.2017	Semiannually	02.15.2017	—	6,660,552
CMF Registration N°254 CMF 06.13.2001	B	2.333.646	UF	6.5%	06.01.2026	Semiannually	06.01.2018	6,071,687	5,656,992
CMF Registration N°641 08.23.2010	C	1.500.000	UF	4.0%	08.15.2031	Semiannually	02.15.2021	597,049	587,020
CMF Registration N°759 08.20.2013	C	750.000	UF	3.5%	08.16.2020	Semiannually	02.16.2018	6,959,157	6,929,828
CMF Registration N°760 08.20.2013	D	4.000.000	UF	3.8%	08.16.2034	Semiannually	02.16.2032	1,502,299	1,487,844
CMF Registration N°760 04.02.2014	E	3.000.000	UF	3.75%	03.01.2035	Semiannually	09.01.2032	998,409	978,933
Bonds USA	—	575.000.000	US$	5.0%	10.01.2023	Semiannually	10.01.2023	4,418,516	4,811,817

Total current portion								20,547,117	27,112,986

Bonds non-current portion
CMF Registration N°254 CMF 06.13.2001	B	2.333.646	UF	6.5%	06.01.2026	Semiannually	06.01.2018	56,795,423	61,486,857
CMF Registration N°641 08.23.2010	C	1.500.000	UF	4.0%	08.15.2031	Semiannually	02.15.2021	40,197,210	39,521,970
CMF Registration N°759 08.20.2013	C	750.000	UF	3.5%	08.16.2020	Semiannually	02.16.2018	13,399,069	19,760,985
CMF Registration N°760 08.20.2013	D	4.000.000	UF	3.8%	08.16.2034	Semiannually	02.16.2032	107,192,560	105,391,920
CMF Registration N°760 04.02.2014	E	3.000.000	UF	3.75%	03.01.2035	Semiannually	09.01.2032	80,394,428	79,043,948
Bonds USA	—	575.000.000	US$	5.0%	10.01.2023	Semiannually	10.01.2023	353,481,250	384,945,250

Bonds non-current portion								651,459,940	690,150,930

Non-current maturities

		Year of maturity				Total non-
	Series	more than 1 to 2	more than 2 to 3	more than 3 to 4	More than 5	current 12.31.2017
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
SVS Registration N°254 06.13.2001	B	6,115,168	6,512,654	6,935,977	37,231,622	56,795,421
SVS Registration N°641 08.23.2010	C	—	—	3,654,292	36,542,918	40,197,210
SVS Registration N°759 08.20.2013	C	6,699,535	6,699,535	—	—	13,399,070
SVS Registration N°760 08.20.2013	D	—	—	—	107,192,561	107,192,561
SVS Registration N°760 04.02.2014	E	—	—	—	80,394,428	80,394,428
Bonds USA	—	—	—	—	353,481,250	353,481,250

Total		12,814,703	13,212,189	10,590,269	614,842,779	651,459,940

Ratings on bonds issued on the Chilean market

As of December 31, 2017, the values of items included in this indicator are the following:	ThCh$
Other current financial liabilities	67,981,405
Other non-current financial liabilities	675,767,201
(-) Other non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Equity	813,233,349

Ratings of bonds issued on the international market

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Consolidated assets free of collateral, mortgages or other liens	2,064,208,143
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Assets free of pledges, mortgages or other liens (adjusted)	2,002,309,310

Consolidated liabilities payable not guaranteed	1,301,626,118
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Unsecured Consolidated Liabilities Payable (adjusted)	1,239,727,285

Items included in the Consolidated Financial Liabilities to Consolidated Equity calculation for Series B

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Other current financial liabilities	67,981,405
Other non-current financial liabilities	675,767,201
(-) Cash and cash equivalent	(136,242,116)
(-) Other current financial assets	(14,138,161)
(-) Other non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Equity	813,233,349

Items included in the Consolidated Assets to Unsecured Consolidated Liabilities calculation for Series B

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Consolidated assets free of collateral, mortgages or other liens	2,064,208,143
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Assets free of pledges, mortgages or other liens (adjusted)	2,002,309,310

Consolidated liabilities payable not guaranteed	1,301,626,118
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Unsecured Consolidated Liabilities Payable (adjusted	1,239,727,285

Items included in the Net Financial Debt calculation

As of December 31, 2017, the values of items included in this indicator are the following:	ThCh$
(+) Consolidated Ebitda between January 1 and December 31, 2017	321,188,879
(+) Consolidated financial income between January 1 and December 31, 2017	11,194,375
(-) Consolidated Ebitda between January 1 and September 30, 2016	(55,220,369)

Items included in the Unencumbered Assets to Unsecured Consolidated Liabilities calculation

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Other current financial liabilities	67,981,405
Other non-current financial liabilities	675,767,201
(-) Cash and cash equivalent	(136,242,116)
(-) Other current financial assets	(14,138,161)
(-) Other non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Equity	813,233,349

Items included in the Financial Net Coverage calculation

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Consolidated assets free of collateral, mortgages or other liens	2,064,208,143
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Assets free of pledges, mortgages or other liens (adjusted)	2,002,309,310

Consolidated liabilities payable not guaranteed	1,301,626,118
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Unsecured Consolidated Liabilities Payable (adjusted	1,239,727,285

Items included in the Consolidated Financial Liabilities to Consolidated Equity calculation for Series C, D and E

									Maturity		Total
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	Up to	90 days to	at	At
Name	Country	Tax ID	type	Type	Currency	Type	rate	rate	90 days	1 year	12.31.2017	12.31.2016
									ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Itaú	Brazil	Brazilian real	Monthly	10.215%	10.227%	9,767	31,700	41,467	110,732
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	183,761	321,054	504,815	1,016,705
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	146,251	382,550	528,801	872,247
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	156,946	500,664	657,610	674,127
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	Dollars	Monthly	12.00%	12.00%	25,541	302,091	327,632	103,314
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Bradesco	Brazil	Brazilian real	Monthly	9.39%	9.38%	—	—	—	8,299

Total											2,060,325	2,785,424

Items included in the Consolidated Assets to Unsecured Consolidated Liabilities calculation for Series C, D and E

									Maturity
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More	at
Name	Country	Tax ID	Name	type	Currency	Type	rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2017
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	10.21%	10.22%	11,764	—	—	—	—	11,764
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	73,799	—	—	—	—	73,799
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	105,807	—	—	—	—	105,807
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	743.100	839,703	948,864	1,072,216	10,685,852	14,289,735

														14,481,105

Current liabilities for leasing agreements

									Maturity		Total
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	Up to	90 days to	at	At
Name	Country	Tax ID	type	Type	Currency	Type	rate	rate	90 days	1 year	12.31.2017	12.31.2016
									ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Itaú	Brazil	Brazilian real	Monthly	10.215%	10.227%	9,767	31,700	41,467	110,732
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	183,761	321,054	504,815	1,016,705
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	146,251	382,550	528,801	872,247
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	156,946	500,664	657,610	674,127
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	Dollars	Monthly	12.00%	12.00%	25,541	302,091	327,632	103,314
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Bradesco	Brazil	Brazilian real	Monthly	9.39%	9.38%	—	—	—	8,299

Total											2,060,325	2,785,424

Noncurrent liabilities for leasing agreements

									Maturity
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More	at
Name	Country	Tax ID	Name	type	Currency	Type	rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2017
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	10.21%	10.22%	11,764	—	—	—	—	11,764
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	73,799	—	—	—	—	73,799
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	105,807	—	—	—	—	105,807
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	743.100	839,703	948,864	1,072,216	10,685,852	14,289,735

														14,481,105

										Maturity
Indebted Entity			Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More	at
Tax ID	Name	Country	Tax, ID	Name	type	Currency	Type	rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2016
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	2,476,445	2,234,004	2,138,183	2,138,183	7,535,257	16,522,072
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	591,576	—	—	—	—	591,576
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Itaú	Brazil	Brazilian real	Monthly	10.21%	10.22%	54,327	—	—	—	—	54,327
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	624,937	—	—	—	—	624,937
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	Dollars	Monthly	12.00%	12.00%	356,794	—	—	—	—	356,794

Total															18,149,706